RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Schedule of transactions between related parties

For the years ended December 31 ($ millions)	2025	2024
PGI	242	242
Cedar LNG	19	26
Aux Sable(1)	—	32
Alliance(1)	—	4
Other(2)	—	2
Total services provided(3)	261	306
PGI	8	8
Alliance(1)	—	3
Total services received	8	11

As at December 31 ($ millions)	2025	2024
PGI	39	34
Cedar LNG	4	2
Greenlight(4)	27	—
Other(2)	—	1
Trade receivables and other	70	37
Right-of-use assets(5)	32	—
Lease liabilities(5)	32	—
(1)    As of April 1, 2024, following the completion of Pembina's acquisition of a controlling interest in Alliance and Aux Sable, these entities became consolidated subsidiaries of Pembina and, as such, are no longer related parties.
(2)    Other includes transactions with Grand Valley and ACG.
(3)    Services provided by Pembina include payments made by Pembina on behalf of related parties.
(4)    On November 5, 2025, Pembina issued a $27 million promissory note to Greenlight, with a 10.0 percent annual interest rate payable semi-annually, with an optional prepayment, and a maturity date of the earlier of five days after Greenlight's positive final investment decision or September 30, 2026.
(5)    As at December 31, 2025, Pembina had a lease arrangement with PGI for the use of a natural gas storage asset. Under the terms of the agreement, Pembina recognized a right-of-use asset and a corresponding lease liability. The lease commenced on September 1, 2025 and has a term of 15 years. Lease payments are made on a monthly basis and are structured as a combination of a fixed fee and flow-through charges.

($ millions)		Transaction Value Years Ended December 31
Post-employment benefit plan	Transaction	2025	2024
Defined benefit plan	Funding	17	18

Schedule of key management personnel compensation
Key management personnel compensation comprised:

For the years ended December 31
($ millions)	2025	2024
Short-term employee benefits	16	11
Share-based compensation and other(1)	26	13
Total compensation of key management	42	24
(1)    Includes termination benefits.